Annual Total Returns[BarChart] - NVIT Jacobs Levy Large Cap Growth Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.23%)	16.14%	34.41%	10.15%	3.13%	1.99%	29.88%	(3.35%)	30.22%	29.92%